UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	May 15, 2001

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  812290

                                         FORM 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER      CLASS     CUSIP     (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
---------------     -----     --------  -------- ---------  --- ---- ----- --- ---
Agilent              COM    00846U101   20,320    661,238   SH	N/A  SOLE N/A SOLE
American Express     COM    025816109   23,050    558,100   SH       SOLE     SOLE
Berkshire Hathaway   COM    084670108      327          5   SH       SOLE     SOLE
Citigroup Inc.       COM    172967101   31,669    704,057   SH       SOLE     SOLE
Coca-Cola            COM    191216100   33,281    736,950   SH       SOLE     SOLE
Dell Computers       COM    247025109   28,927  1,126,100   SH       SOLE     SOLE
First Union Corp     COM    337358105   36,590  1,108,800   SH       SOLE     SOLE
Gillette             COM    375766102   37,357  1,198,500   SH       SOLE     SOLE
Goldman Sachs        COM    38141G104   31,206    366,700   SH       SOLE     SOLE
Hershey Foods        COM    427866108   48,982    706,600   SH       SOLE     SOLE
Hewlett-Packard      COM    428236103   23,840    762,400   SH       SOLE     SOLE
Hughes Electronics   COM    370442832   14,241    730,300   SH       SOLE     SOLE
Intel Corp.          COM    458140100   18,825    715,428   SH       SOLE     SOLE
Johnson & Johnson    COM    478160104   43,822    501,000   SH       SOLE     SOLE
Merck & Co.          COM    589331107   42,805    563,960   SH       SOLE     SOLE
Merrill Lynch        COM    590188108   51,577    931,000   SH       SOLE     SOLE
Micron Technology    COM    595112103   12,820    308,700   SH       SOLE     SOLE
Microsoft Corp.      COM    594918104   25,411    464,650   SH       SOLE     SOLE
Minnesota Mining     COM    604059105   44,161    425,030   SH       SOLE     SOLE
Morgan Stanley D.W.  COM    617446448   28,055    524,400   SH       SOLE     SOLE
Motorola, Inc.       COM    620076109   11,988    840,700   SH       SOLE     SOLE
NIKE, Inc. 'B'       COM    654106103   37,679    929,200   SH       SOLE     SOLE
PepsiCo, Inc.        COM    713448108   45,712  1,040,100   SH       SOLE     SOLE
Schering-Plough      COM    806605101   34,064    932,500   SH       SOLE     SOLE
Schwab (Charles)     COM    808513105   11,487    744,969   SH       SOLE     SOLE
Texas Instruments    COM    882508104   22,764    734,800   SH       SOLE     SOLE
Wrigley (Wm.) Jr.    COM    982526105   51,330  1,063,840   SH       SOLE     SOLE
